LEASES - Schedule of Minimum Operating Lease Payments (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 6,109
2027	6,098
2028	6,041
2029	6,051
2030 and thereafter	18,637
Total undiscounted lease payments	42,936
Less: Interest	7,685
Present value of lease liabilities	$ 35,251	$ 29,594